Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment
TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2019 and 2018, were as follows:

December 31,	Useful Lives (Years)	2019	2018
(Dollars in millions)
Land	N/A	$57	$55
Buildings	5-40	527	523
Leasehold and land improvements	1-30	1,314	1,245
Cable and wire	15-35	1,996	1,884
Network and switching equipment	3-13	2,507	2,423
Cell site equipment	7-25	3,708	3,460
Office furniture and equipment	3-10	387	378
Other operating assets and equipment	3-12	174	193
System development	1-7	1,604	1,486
Work in process	N/A	590	427
Total property, plant and equipment, gross		12,864	12,074
Accumulated depreciation and amortization		(9,337)	(8,728)
Total property, plant and equipment, net		$3,527	$3,346